Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of composition of income tax expense
The composition of income tax expense for the years ended December 31, 2021, 2020, and 2019 was as follows:

(in thousands)	2021	2020	2019
Current:
Federal	$5,351	$4,268	$3,830
State	630	—	—
Total current	5,981	4,268	3,830
Deferred:
Federal	(284)	(1,085)	(7)
State	—	—	—
Total deferred	(284)	(1,085)	(7)
Total income tax expense	$5,697	$3,183	$3,823

Schedule of the applicable income tax expense for financial reporting purposes differs from the amount computed by applying the statutory Federal income tax rate
Applicable income tax expense for financial reporting purposes differs from the amount computed by applying the statutory federal income tax rate for the reasons noted in the table for the years ended December 31, 2021, 2020, and 2019 are as follows:

	2021		2020		2019
(in thousands)	Amount	%	Amount	%	Amount	%
Income before provision for income tax expense	$28,214		$17,476		$19,937
Tax at statutory federal income tax rate	$5,925	21.00%	$3,670	21.00%	$4,187	21.00%
Tax-exempt income, net	(733)	(2.60)	(487)	(2.79)	(408)	(2.04)
State income tax, net of federal tax benefit	498	1.76	—	—	—	—
Other, net	7	0.03	—	—	44	0.22
Provision for income tax expense	$5,697	20.19%	$3,183	18.21%	$3,823	19.18%

Schedule of components of deferred tax assets and deferred tax liabilities
The components of deferred tax assets and deferred tax liabilities at December 31, 2021 and 2020 were as follows:

(in thousands)	2021	2020
Deferred tax assets:
Allowance for loan losses	$2,961	$2,927
Pension	262	1,233
Other real estate owned	611	550
Deferred loan fees	401	563
Lease liability	386	449
Intangible assets	20	22
Accrued / deferred compensation	581	530
Other	392	368
Total deferred tax assets	$5,614	$6,642
Deferred tax liabilities:
Premises and equipment	$428	$553
Mortgage servicing rights	558	514
Deferred loan costs	327	288
Right-of-use asset	378	443
Prepaid expenses	409	359
Securities	117	900
Other	5	8
Total deferred tax liabilities	2,222	3,065
Net deferred tax assets	$3,392	$3,577